Investment Risks - CM Advisors Fixed Income Fund	Jun. 27, 2025
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All investments carry risks, and an investment in the Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally described below:

Market Events And Geopolitical Risk [Member]
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●	Market Events and Geopolitical Risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, and general fixed income market conditions. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, military hostilities and epidemics, pandemics or other public health issues, such as COVID-19. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets for whatever reason may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund, and you could lose money over short- or long-term periods.

Income Risk [Member]
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●	Income Risk – One of the Fund’s primary sources of income will be derived from the receipt of interest payments from fixed income securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

Interests Rate Risk [Member]
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●	Interest Rate Risk – The price of a fixed income security is dependent upon interest rates. The share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. Conversely, a decrease in interest rates will cause the value of fixed income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fund, including greater fluctuation in the Fund’s share price, especially if the Fund is holding a significant portion of its assets in fixed income securities that are particularly sensitive to interest rate fluctuations, such as fixed income securities with long-term-maturities, zero coupon bonds, and debentures. More recently, there have been inflationary price movements and interest rates have been rising. This risk has been heightened given the Federal Reserve’s continued focus on the federal funds rate after a period of historically low rates and to address inflation and recession concerns. In periods of rising interest rates, some fixed income securities may experience increased volatility and may lose value, which could adversely impact the Fund’s net asset value (“NAV”). Rising interest rates could also impair the ability of borrowers to service interest payment obligations and make principal loan repayments, which could adversely impact the Fund’s net investment income and its distributions to shareholders. Additionally, decreases in the value of fixed income securities could lead to increased shareholder redemptions, which could impair the Fund’s ability to achieve its investment objective.

Liquidity Risk [Member]
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●	Liquidity Risk – Liquidity risk is the risk that a particular investment cannot be sold at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer. Investments in fixed income securities, including below investment grade securities, tend to involve greater liquidity risk.

Credits Risk [Member]
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●	Credit Risk – Credit risk is the risk that the issuer of a fixed income security (including corporate, government and mortgage-backed securities) will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Fund’s income will be reduced. If the issuer fails to repay principal, the value of that security and of the Fund’s shares may be reduced. To the extent the Fund invests in lower rated fixed income securities, the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated fixed income securities.

Corporate and municipal fixed income securities purchased by the Fund may be of any credit quality, maturity or yield. Accordingly, the Fund’s fixed income securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Advisor’s opinion). However, the Fund’s fixed income securities may also include lower-rated securities including, without limitation, high-yield-securities (“junk bonds”) rated below Baa by Moody’s or BBB by S&P or Fitch (see “Junk Bonds or Lower-Rated Securities Risk” below). The Fund’s fixed income security investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Advisor’s independent assessments of the securities’ creditworthiness) are or may become inaccurate.

Junk Bonds Or Lower Rated Securities Risk [Member]
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●	Junk Bonds or Lower-Rated Securities Risk – Fixed income securities rated below Baa by Moody’s and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities. Lower-rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the NAV. These risks can reduce the value of the Fund’s shares and the income it earns.

Maturity Risk [Member]
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●	Maturity Risk – Maturity risk is another factor that can affect the value of the Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fund will be subject to greater maturity risk to the extent it is invested in fixed income securities with longer maturities.

Management Style Risk [Member]
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●	Management Style Risk – The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Advisor’s allocation of the Fund’s assets and selection of securities. The Advisor’s judgments about the attractiveness, value, and potential income and appreciation of particular fixed income securities, cash or cash equivalents or other securities in which the Fund invests may prove to be incorrect and there is no assurance that the Advisor’s judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize fixed income securities, cash or cash equivalents, or other investments under the wrong market conditions, in which case the value of the Fund’s portfolio may be adversely affected.

Mortgage Risk [Member]
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●	Mortgage Risk – Because rising interest rates reduce the tendency of mortgage borrowers to prepay or refinance their loans, rising interest rates tend to increase the effective maturity of mortgage-related securities, resulting in greater losses when interest rates rise. This is known as extension risk. Conversely, falling interest rates may encourage borrowers to pay off or refinance their mortgages sooner than expected. This can reduce the effective maturity of mortgage-related securities and lower the returns of the Fund because the Fund will have to reinvest its assets at the lower prevailing interest rates. This is known as prepayment risk.

Regional And Sector Risk [Member]
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●	Regional and Sector Risk – Regional and sector risk is the risk that if the Fund invests heavily in securities within the same country, state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so focused. To the extent the Fund invests heavily in securities in any such area that experiences an adverse development, the value of the Fund’s portfolio may be negatively affected.

U S Government Obligations Risk [Member]
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●	U.S. Government Obligations Risk – Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Risks Of Investments In Other R I Cs [Member]
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●	Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end fund or an exchange-traded fund (“ETF”) is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its NAV. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

Risk Lose Money [Member]
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Risk [Text Block]	You may lose money on your investment in the Fund.